Assets classified as held for sale (Tables)	12 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of assets held for sale
		Year Ended June 30
(US dollars in thousands)	% Owned	2025	2024	2023
KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Ltd)		-	5,479	-
Total		-	5,479	-